Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Oct. 02, 2019	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (744,265)		$ (24,854)
Property, plant and equipment, net	1,315,326	$ 716,811	604,095
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	790,605
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	618,323		433,878
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	51,526		13,167
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	25,200		8,739
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 573,937		$ 173,165